Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014
Deferred tax liabilities:
Excess tax over book depreciation and amortization		$ (79,924)		$ (72,670)
Inventory Valuation		(2,511)
Other		(615)		$ (527)
Deferred Tax Liabilities, Net, Total		(83,050)		(73,197)
Deferred tax assets:
Deferred compensation		11,622		9,095
Allowance for doubtful accounts		569		2,956
Accrued vacation & other		3,515		3,194
Unrealized loss on financial derivatives		844		753
Inventory Valuation		0		7,709
Deferred Tax Assets, Net of Valuation Allowance, Total		16,550		23,707
Net deferred income tax liability		(66,500)		(49,490)
Net deferred income tax asset (liability) - Current		2,309		14,610
Net deferred income tax asset (liability) - Non-current	$ 0	$ (68,809)	$ 0	$ (64,100)